COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jan. 01, 2021	Dec. 28, 2020
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Prepaid clinical trial expenses and deferred clinical trial costs	$ 1,728	$ 1,728
Deferred clinical trial expense	$ 1,728
Clinical trial expense		$ 144
First Agreement [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Non refundable payment of clinical research and development.					$ 581
Additional non refundable payment of clinical research and development			$ 581
Second Agreement [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Non refundable payment of clinical research and development.				$ 710